Stock-Based Compensation (Details) - Schedule of RSU activity - Restricted Stock Units (RSUs) [Member]	3 Months Ended
Mar. 31, 2023 $ / shares shares
Stock-Based Compensation (Details) - Schedule of RSU activity [Line Items]
Shares, Outstanding , Beginning balance | shares	17,869,663
Shares, Outstanding , Ending balance | shares	20,131,111
Shares, Granted | shares	5,932,766
Shares, Released | shares	(1,145,334)
Shares, Forfeitures | shares	(2,525,984)
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of RSU activity [Line Items]
Weighted Average Fair Value, Outstanding , Beginning balance | $ / shares	$ 1.09
Weighted Average Fair Value, Outstanding , Ending balance | $ / shares	1.08
Weighted Average Fair Value, Granted | $ / shares	1.08
Weighted Average Fair Value, Released | $ / shares	1.24
Weighted Average Fair Value, Forfeitures | $ / shares	$ 1.11